Retirement Plans (Details 2) (Multiemployer Plans, Pension, WAPA, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Multiemployer pension
Number of collective bargaining agreements	2
Period beginning on the effective date of the MOA during which withdrawal from the plan would result in additional contribution due to the unfunded vested benefits	5 years
Surcharge in the initial year (as a percent)	5.00%
Surcharge for each successive year, thereafter, the plan is in critical status (as a percent)	10.00%
Contributions	$ 144	$ 144	$ 113
Beginning on January 1, 2013
Multiemployer pension
Increase in the contribution rate agreed by the company under the "preferred schedule" of the Rehabilitation Plan (as a percent)	3.0
Beginning on January 1, 2014
Multiemployer pension
Increase in the contribution rate agreed by the company under the "preferred schedule" of the Rehabilitation Plan (as a percent)	3.0
Beginning on January 1, 2015
Multiemployer pension
Increase in the contribution rate agreed by the company under the "preferred schedule" of the Rehabilitation Plan (as a percent)	3.0